Derivative Instruments and Hedging Activities (Tables)	3 Months Ended	6 Months Ended
	Jul. 02, 2011	Jul. 02, 2011
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule of Derivative Instruments [Text Block]
Following is a listing of the Company's outstanding derivative financial instruments at fair value as of July 2, 2011 and December 25, 2010. Related to the forward contracts, the “buy” amounts represent the U.S. dollar equivalent of commitments to purchase foreign currencies, and the “sell” amounts represent the U.S. dollar equivalent of commitments to sell foreign currencies, all translated at the period-end market exchange rates for the U.S. dollar. All forward contracts are hedging net investments in certain foreign subsidiaries, cross-currency intercompany loans that are not permanent in nature, cross-currency external payables and receivables or forecasted purchases. Some amounts are between two foreign currencies:

Forward Contracts	July 2, 2011		December 25, 2010
(in millions)	Buy	Sell	Buy	Sell
Euro	$84.1		$65.2
Indonesian rupiah	5.3		17.5
Malaysian ringgit	5.2			$0.3
Brazilian real	3.9		2.8
South African rand	3.3			1.2
New Zealand dollar	1.6		4.4
Mexican peso	0.6			0.2
U.S. dollar		$23.2	21.0
Japanese yen		20.3		11.9
Swiss franc		14.2		49.6
Turkish lira		8.8		11.9
Canadian dollar		5.4		9.6
Polish zloty		5.4		5.7
Argentine peso		3.9		7.6
British pound		3.9		3.3
Russian ruble		3.9		1.0
Australian dollar		3.6		5.5
Croatian kuna		2.8		2.6
Kazakhstan tenge		2.4		2.6
Thai baht		2.4		2.2
Norwegian krone		1.7		1.8
Ukraine hryvnia		1.5		1.3
South Korean won		1.4	12.5
Swedish krona		1.3		1.5
Czech koruna		1.2		1.6
Hungarian forint		0.5		1.9
Danish krone		0.4		—
Other currencies (net)	1.0			1.9
	$105.0	$108.2	$123.4	$125.2

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Text Block]
The following tables summarize the Company's derivative positions and the impact they have on the Company's financial position as of July 2, 2011 and December 25, 2010:

	July 2, 2011
	Asset derivatives		Liability derivatives
Derivatives not designated as hedging instruments (in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Interest rate contracts	Non-trade amounts receivable	$—	Accrued liabilities	$14.3
Interest rate contracts	Long-term other assets, net	—	Other liabilities	3.6
Derivatives designated as hedging instruments (in millions)
Foreign exchange contracts	Non-trade amounts receivable	14.8	Accrued liabilities	17.6
Total derivatives instruments		$14.8		$35.5

	December 25, 2010
	Asset derivatives		Liability derivatives
Derivatives designated as hedging instruments (in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Interest rate contracts	Non-trade amounts receivable	$—	Other liabilities	$23.1
Foreign exchange contracts	Non-trade amounts receivable	16.1	Accrued liabilities	17.7
Total derivatives designated as hedging instruments		$16.1		$40.8

Schedule Of Companys Derivative Positions And Its Impact On Company Table [Text Block]
The following tables summarize the Company's derivative positions and the impact they had on the Company's results of operations and comprehensive income for the second quarter ended July 2, 2011 and June 26, 2010:

Derivatives designated as fair value hedges (in millions)	Location of gain or (loss) recognized in income on derivatives	Amount of gain or (loss) recognized in income on derivatives		Location of gain or (loss) recognized in income on related hedged items	Amount of gain or (loss) recognized in income on related hedged items
		2011	2010		2011	2010
Foreign exchange contracts	Other expense	$8.5	$(2.7)	Other expense	$(8.3)	$2.6

Derivatives designated as cash flow and net equity hedges (in millions)	Amount of gain or (loss) recognized in OCI on derivatives (effective portion)		Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)		Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Cash flow hedging relationships	2011	2010		2011	2010		2011	2010
Interest rate contracts	$1.2	$0.1	Interest expense	$—	$—	Interest expense	$(18.9)	$0.1
Foreign exchange contracts	(0.4)	1.4	Cost of products sold and DS&A	(0.9)	0.1	Interest expense	(0.6)	(0.5)
Net equity hedging relationships
Foreign exchange contracts	(6.8)	3.3	Other expense	—	—	Interest expense	(2.8)	(1.8)

The following tables summarize the Company's derivative positions and the impact they had on the Company's results of operations and comprehensive income for the year-to-date periods ended July 2, 2011 and June 26, 2010:

Derivatives designated as fair value hedges (in millions)	Location of gain or (loss) recognized in income on derivatives	Amount of gain or (loss) recognized in income on derivatives		Location of gain or (loss) recognized in income on related hedged items	Amount of gain or (loss) recognized in income on related hedged items
		2011	2010		2011	2010
Foreign exchange contracts	Other expense	$20.8	$(3.0)	Other expense	$(20.6)	$2.9

Derivatives designated as cash flow and net equity hedges (in millions)	Amount of gain or (loss) recognized in OCI on derivatives (effective portion)		Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)		Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Cash flow hedging relationships	2011	2010		2011	2010		2011	2010
Interest rate contracts	$4.1	$—	Interest expense	$—	$—	Interest expense	$(18.9)	$0.1
Foreign exchange contracts	(2.9)	0.3	Cost of products sold and DS&A	(1.6)	0.1	Interest expense	(1.2)	(1.1)
Net equity hedging relationships
Foreign exchange contracts	(17.3)	(0.2)	Other expense	—	—	Interest expense	(5.4)	(3.6)